RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.                               RELATED PARTY TRANSACTIONS

(a)                                 Details of amounts due from related parties as of December 31, 2012 and 2013 are as follows:

	December 31,
	2012	2013

Changzhou Mobile	$43,665	$52,271
DMG Chongqing	447,679	799,613
Eastlong Huatong	325,632	—
Henan Mobile	—	72,827
Hubei Mobile	253,751	217,212
Jilin Mobile	272,749	109,662
Ningbo Mobile	103,126	310,913
Shenzhen Mobile	39,073	23,926
Shenzhen Media	—	45,200
Director and management of the Company	600,226	697,304
A non-controlling shareholder	18,515	—
	$2,104,416	$2,328,928

The amounts due from related parties are non-interest bearing and repayable on demand.

(b)                                 Details of amounts due to related parties as of December 31, 2012 and 2013 are as follows:

	December 31,
	2012	2013

Chengdu Mobile	$437,773	$332,253
Eastlong Huatong	—	78,633
Henan Mobile	36,963	—
Shenzhen Champs Elysees Renovations Co., Ltd. (“Champs Elysees”)	4,085	3,825
Shenzhen Meidi Zhiye Development Co., Ltd. (“Zhiye”)	7,669	21,352
Shenzhen Meiye Qiye Development Co., Ltd. (“Qiye”)	—	1,035
Suzhou Mobile	446,615	64,235
Wuxi Guangtong	197,981	457,121
Zhongguanguoji	697,326	719,089
	$1,828,412	$1,677,543

The amounts due to related parties are non-interest bearing and repayable on demand.

Zhiye and Qiye are companies in which the Chief Executive Officer of the Company holds a beneficial interest and Champs Elysees is a company in which the Chief Executive Officer’s wife holds a beneficial interest.

The amounts due from (to) related parties mainly arise from trading transactions with related parties (such as receipt of services rendered by related parties) and payments of expenses on behalf of the related parties.

(c)                                  Advertising service revenue and equipment revenue to related parties

The Group provided advertising service and sold digital equipment at negotiated price to related parties for a total amount of, $219,918, $747,550 and $2,242,573 for the years ended December 31, 2011, 2012 and 2013 respectively.  Details are as follows:

	Year ended December 31,
	2011	2012	2013

Chengdu Mobile	$—	$(564)	$—
DMG Chongging	—	(746,587)	(1,139,078)
Hubei Mobile	—	(399)	(1,102)
Jilin Mobile	—	—	(226)
Ningbo Mobil	—	—	(296,040)
Shenzhen Deshan Yinshi Co., Ltd. (“Shenzhen Deshan”)	—	—	(806,127)
Shenzhen Mobile	(219,918)	—	—
	$(219,918)	$(747,550)	$(2,242,573)

Shenzhen Deshan is a company in which the Chief Executive Officer of the Company holds a beneficial interest.

The Group has purchased digital equipment at negotiated price from related parties of nil, $693,614 and $648,935 for the years ended December 31, 2011, 2012 and 2013, respectively.

(d)                                 Services rendered by related parties

The Group has received broadcasting service and other services from related parties at negotiated prices for a total amount of $15,745,255, $9,822,584 and $8,393,864 for the years ended December 31, 2011, 2012 and 2013, respectively.  Details are as follows:

	Year ended December 31,
	2011	2012	2013

Chengdu Mobile	$1,930,094	$2,018,325	$1,859,950
Dalian Mobile	1,511,008	1,536,657	770,964
DMG Chonqging	—	286,665	387,798
Eastlong Huatong	—	—	300,791
Guangtong Mobile	1,107,789	1,229,301	1,323,535
Haerbin Mobile	3,990	—	—
Henan Mobile	355,111	374,435	556,960
Hubei Mobile	987,133	1,132,080	1,303,298
Jilin Mobile	537,920	578,175	602,118
Ningbo Mobile	1,380,029	1,363,903	761,977
Shenzhen Mobile	7,157,504	—	—
Suzhou Mobile	774,677	1,303,043	526,473
	$15,745,255	$9,822,584	$8,393,864

(e)                                  Rental expense

During the years ended December 31, 2011, 2012 and 2013, the Group rented office space from Zhiye.  The rate for rent was determined based on negotiated prices.  The rental expense for the years ended December 31, 2011, 2012 and 2013 was $216,317, $303,269 and $340,556, respectively.

(f)                                   Others

For the years ended December 31, 2011, 2012 and 2013, the Group paid office decoration charges of $195,788, $324,444 and $4,446, respectively, to Champs Elysees.  During the years ended December 31, 2011, 2012 and 2013, the Group also paid property management fees and utility expenses of $29,172, $48,274 and $53,355, respectively, to Shenzhen Champs Elysees Management Co. Ltd. (“Champs Elysees Management”).

Champs Elysees Management is a company in which the Chief Executive Officer’s wife holds a beneficial interest.